Intangible Assets and Goodwill - Schedule of Estimated Amortization Expense for All Definite Lived Intangibles (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Bed Licenses Included in Property and Equipment
Finite-Lived Intangible Assets [Line Items]
2025	$ 352	$ 414
2026	352	414
2027	352	414
2028	352	414
2029		414
Thereafter		6,795
Total	8,777	8,865
Lease Rights
Finite-Lived Intangible Assets [Line Items]
2025	18	18
2026	18	18
2027	16	18
2028		15
Total	$ 65	$ 69